Long-term debt - Maturities (Details 2) SFr in Millions, ¥ in Billions	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017 CHF (SFr)
Long-term debt by maturities
Next twelve months	SFr 26,471
Year two	21,345
Year three	15,946
Year four	15,024
Year five	17,931
Thereafter	57,591
Long-term debt	154,308		SFr 173,032
Notes with a contractual maturity of greater than one year, but likelihood of redemption within one year	500
Structured notes
Long-term debt by maturities
Next twelve months	8,268
Year two	9,260
Year three	5,779
Year four	3,787
Year five	2,726
Thereafter	18,244
Long-term debt	48,064		51,465
Structured notes | Equity
Long-term debt by maturities
Long-term debt	30,698		32,059
Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	13,128		14,471
Structured notes | Credit
Long-term debt by maturities
Long-term debt	3,898		4,678
Structured notes | Other
Long-term debt by maturities
Long-term debt	340		257
Group Parent Company, intercompany transactions excluded
Long-term debt by maturities
Next twelve months	0
Year two	0
Year three	0
Year four	2,427
Year five	7,909
Thereafter	14,076
Long-term debt	SFr 24,412
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.00%	3.00%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.60%	0.60%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	4.00%	4.00%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.90%	0.90%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	5.40%	5.40%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.10%	7.10%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.90%	3.90%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.50%	7.50%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.50%	3.50%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.30%	7.30%
Group Parent Company, intercompany transactions excluded | Fixed rate | Senior notes
Long-term debt by maturities
Next twelve months	SFr 0
Year two	0
Year three	0
Year four	0
Year five	2,706
Thereafter	9,044
Long-term debt	11,750
Group Parent Company, intercompany transactions excluded | Fixed rate | Subordinated
Long-term debt by maturities
Next twelve months	0
Year two	0
Year three	0
Year four	1,462
Year five	4,366
Thereafter	4,010
Long-term debt	9,838
Group Parent Company, intercompany transactions excluded | Variable rate | Senior notes
Long-term debt by maturities
Next twelve months	0
Year two	0
Year three	0
Year four	965
Year five	837
Thereafter	1,022
Long-term debt	2,824
Group subsidiaries
Long-term debt by maturities
Next twelve months	26,471
Year two	21,345
Year three	15,946
Year four	12,597
Year five	10,022
Thereafter	43,515
Long-term debt	SFr 129,896
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.80%	8.80%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	22.50%	22.50%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.70%	6.70%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.20%	8.20%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	4.20%	4.20%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.20%	0.20%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.10%	7.10%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	2.70%	2.70%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.30%	3.30%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.00%	7.00%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.30%	3.30%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.50%	7.50%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.50%	6.50%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	5.70%	5.70%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.00%	8.00%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	2.90%	2.90%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.20%	7.20%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.80%	3.80%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	9.30%	9.30%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	10.30%	10.30%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	1.20%	1.20%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	10.70%	10.70%
Group subsidiaries | Fixed rate | Senior notes
Long-term debt by maturities
Next twelve months	SFr 15,799
Year two	9,358
Year three	7,758
Year four	8,269
Year five	4,706
Thereafter	21,977
Long-term debt	67,867
Group subsidiaries | Fixed rate | Subordinated
Long-term debt by maturities
Next twelve months	0
Year two	1,797
Year three	19
Year four	90
Year five	2,543
Thereafter	1,648
Long-term debt	6,097
Group subsidiaries | Fixed rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	346
Year two	235
Year three	23
Year four	0
Year five	0
Thereafter	0
Long-term debt	604
Group subsidiaries | Variable rate | Senior notes
Long-term debt by maturities
Next twelve months	10,001
Year two	9,953
Year three	8,142
Year four	4,232
Year five	2,746
Thereafter	18,877
Long-term debt	53,951
Group subsidiaries | Variable rate | Subordinated
Long-term debt by maturities
Next twelve months	211
Year two	0
Year three	0
Year four	0
Year five	6
Thereafter	0
Long-term debt	217
Group subsidiaries | Variable rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	114
Year two	2
Year three	4
Year four	6
Year five	21
Thereafter	1,013
Long-term debt	1,160
Bank
Long-term debt by maturities
Next twelve months	26,470
Year two	21,346
Year three	15,947
Year four	18,569
Year five	15,454
Thereafter	55,647
Long-term debt	153,433		172,042
Maximum principal amount of notes that can be issued | ¥		¥ 500
Notes with a contractual maturity of greater than one year, but likelihood of redemption within one year	SFr 500
Bank | Senior notes | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Bank | Senior notes | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.80%	8.80%
Bank | Senior notes | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Bank | Senior notes | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	22.50%	22.50%
Bank | Senior notes | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Bank | Senior notes | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.70%	6.70%
Bank | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Bank | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.20%	8.20%
Bank | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Bank | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	4.20%	4.20%
Bank | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.20%	0.20%
Bank | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.10%	7.10%
Bank | Subordinated | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	2.70%	2.70%
Bank | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.30%	3.30%
Bank | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.00%	7.00%
Bank | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.30%	3.30%
Bank | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	7.10%	7.10%
Bank | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.50%	7.50%
Bank | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.90%	3.90%
Bank | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.00%	8.00%
Bank | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.50%	3.50%
Bank | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.00%	8.00%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	2.90%	2.90%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.20%	7.20%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.80%	3.80%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	9.30%	9.30%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	10.30%	10.30%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	1.20%	1.20%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	10.70%	10.70%
Bank | Structured notes
Long-term debt by maturities
Next twelve months	SFr 8,268
Year two	9,260
Year three	5,779
Year four	3,787
Year five	2,726
Thereafter	18,244
Long-term debt	48,064		51,465
Bank | Structured notes | Equity
Long-term debt by maturities
Long-term debt	30,698		32,059
Bank | Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	13,128		14,471
Bank | Structured notes | Credit
Long-term debt by maturities
Long-term debt	3,898		4,678
Bank | Structured notes | Other
Long-term debt by maturities
Long-term debt	340		SFr 257
Bank | Fixed rate | Senior notes
Long-term debt by maturities
Next twelve months	15,798
Year two	9,359
Year three	7,759
Year four	11,321
Year five	6,041
Thereafter	29,899
Long-term debt	80,177
Bank | Fixed rate | Subordinated
Long-term debt by maturities
Next twelve months	0
Year two	1,797
Year three	19
Year four	1,552
Year five	5,781
Thereafter	5,858
Long-term debt	15,007
Bank | Fixed rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	346
Year two	235
Year three	23
Year four	0
Year five	0
Thereafter	0
Long-term debt	604
Bank | Variable rate | Senior notes
Long-term debt by maturities
Next twelve months	10,001
Year two	9,953
Year three	8,142
Year four	5,690
Year five	3,605
Thereafter	18,877
Long-term debt	56,268
Bank | Variable rate | Subordinated
Long-term debt by maturities
Next twelve months	211
Year two	0
Year three	0
Year four	0
Year five	6
Thereafter	0
Long-term debt	217
Bank | Variable rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	114
Year two	2
Year three	4
Year four	6
Year five	21
Thereafter	1,013
Long-term debt	SFr 1,160